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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment: [ ]; Amendment Number: ------
This Amendment (Check only one): [ ] is a restatement
                                 [ ] adds new holding entries.

Institutional Manager Filing this Report:

Name:    White Elm Master Offshore, Ltd.
Address: c/o Ogier Fiduciary Services (Cayman) Limited
         89 Nexus Way
         Camana Bay
         Grand Cayman KY1 9007
         Cayman Islands

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Matthew Iorio
Title: Director
Phone: 203-742-6000

Signature, Place and Date of Signing:

   /s/ Matthew Iorio        Greenwich, Connecticut        February 14, 2013
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type: (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                     Name
---------------------------------------  --------------------------------------
028-13294                                White Elm Capital, LLC